Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 2,123
2020	1,259
2021	377
2022 and thereafter	342
Total minimum annual rental payments	$ 4,101